Changes in investments in associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in investments in associates [Line Items]
Equity method income (loss)	₩ 20,393	₩ 9,995	₩ 20,971
Impairment loss	(144)	(7,339)	₩ (9,024)
Investments in associates	631,294	353,600
Associates
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	353,600	393,006
Investment and Dividend	282,744	(43,875)
Equity method income (loss)	20,393	9,995
Change in other comprehensive income	(25,299)	1,813
Impairment loss	(144)	(7,339)
Investments in associates	631,294	353,600
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	60,213	57,280
Investment and Dividend	(255)	0
Equity method income (loss)	3,682	(2,495)
Change in other comprehensive income	(11,024)	5,428
Impairment loss	0	0
Investments in associates	52,616	60,213
Aju Capital Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	40,836	34,444
Investment and Dividend	(42,022)	(2,588)
Equity method income (loss)	438	9,038
Change in other comprehensive income	748	(58)
Impairment loss	0	0
Investments in associates	0	40,836
Daewontos Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,526	1,993
Investment and Dividend	3,890	4,768
Equity method income (loss)	1,564	765
Change in other comprehensive income	490	0
Impairment loss	0	0
Investments in associates	13,470	7,526
JAEYOUNG SOLUTEC CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,736	6,238
Investment and Dividend	0	0
Equity method income (loss)	(2,009)	(504)
Change in other comprehensive income	122	2
Impairment loss	0	0
Investments in associates	3,849	5,736
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,555	1,800
Investment and Dividend	9,220	3,080
Equity method income (loss)	(385)	(325)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	13,390	4,555
JAEYANG INDUSTRY
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Chungyoung INC
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
DAEKWANG SEMICONDUCTOR CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,776	0
Investment and Dividend	0	4,776
Equity method income (loss)	(952)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,824	4,776
Dream High Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,144	1,556
Investment and Dividend	0	0
Equity method income (loss)	(109)	171
Change in other comprehensive income	(830)	1,417
Impairment loss	0	0
Investments in associates	2,205	3,144
Asia Pacific No.39 Ship Investment Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,176	5,085
Investment and Dividend	(802)	(837)
Equity method income (loss)	300	342
Change in other comprehensive income	8	586
Impairment loss	0	0
Investments in associates	4,682	5,176
KCLAVIS Meister Fund No.17
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,989	0
Investment and Dividend	0	0
Equity method income (loss)	50	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,039	0
SG No.9 Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,982	0
Investment and Dividend	(192)	3,886
Equity method income (loss)	173	96
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,963	3,982
Plutus-SG Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,299	0
Investment and Dividend	(132)	4,338
Equity method income (loss)	84	(39)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,251	4,299
SG ARGES Private Equity Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,976	0
Investment and Dividend	(2,754)	8,955
Equity method income (loss)	200	21
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	6,422	8,976
OST Progress- 2 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,460	0
Investment and Dividend	3,500	0
Equity method income (loss)	(65)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,895	0
Eum Private Equity Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,933	0
Investment and Dividend	(1,362)	5,982
Equity method income (loss)	354	(49)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,925	5,933
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	7,223	0
Equity method income (loss)	878	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,101	0
KTB Confidence Private Placement
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,927	0
Equity method income (loss)	377	0
Change in other comprehensive income	1,099	0
Impairment loss	0	0
Investments in associates	6,403	0
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,504	0
Equity method income (loss)	457	0
Change in other comprehensive income	(204)	0
Impairment loss	0	0
Investments in associates	6,757	0
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	8,012	0
Equity method income (loss)	628	0
Change in other comprehensive income	(253)	0
Impairment loss	0	0
Investments in associates	8,387	0
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,867	0
Equity method income (loss)	145	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	6,012	0
Platform Partners brick save Private Investment trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	7,877	0
Equity method income (loss)	192	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,069	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,000	0
Equity method income (loss)	(1)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,999	0
The Asia Pacific Capital Fund II L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,579	33,715
Investment and Dividend	454	(4,419)
Equity method income (loss)	(901)	(7,506)
Change in other comprehensive income	(3,825)	(2,872)
Impairment loss	0	(7,339)
Investments in associates	7,307	11,579
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,533	8,614
Investment and Dividend	6,415	4,624
Equity method income (loss)	(1,590)	(205)
Change in other comprehensive income	596	500
Impairment loss	0	0
Investments in associates	18,954	13,533
Credian Healthcare Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,087	0
Investment and Dividend	0	4,148
Equity method income (loss)	7	(61)
Change in other comprehensive income	(281)	0
Impairment loss	0	0
Investments in associates	3,813	4,087
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,761	0
Investment and Dividend	(222)	10,944
Equity method income (loss)	(131)	(183)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	10,408	10,761
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	21,237	0
Investment and Dividend	(841)	19,144
Equity method income (loss)	641	461
Change in other comprehensive income	(577)	1,632
Impairment loss	0	0
Investments in associates	20,460	21,237
Brain Professional Private Trust No.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,316	0
Investment and Dividend	0	5,000
Equity method income (loss)	529	316
Change in other comprehensive income	2	0
Impairment loss	0	0
Investments in associates	5,847	5,316
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	25,764	0
Investment and Dividend	(1,859)	25,000
Equity method income (loss)	1,591	747
Change in other comprehensive income	(17)	17
Impairment loss	0	0
Investments in associates	25,479	25,764
Brain KS Qualified Privately Placed Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,896	0
Investment and Dividend	0	5,001
Equity method income (loss)	(78)	(13)
Change in other comprehensive income	(13)	(92)
Impairment loss	0	0
Investments in associates	4,805	4,896
M360 CRE Income Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	23,167	0
Investment and Dividend	132,768	22,992
Equity method income (loss)	9,270	0
Change in other comprehensive income	(11,300)	175
Impairment loss	0	0
Investments in associates	153,905	23,167
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,440	0
Equity method income (loss)	(33)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	3,407	0
JB Power TL Investment Type Private Placement Special Asset Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	18,268	0
Equity method income (loss)	422	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	18,690	0
IBK AONE convertible 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,000	0
Equity method income (loss)	122	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	5,122	0
Rico synergy collabo Multi-Mezzanine 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,001	0
Equity method income (loss)	25	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	5,026	0
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	33,362	0
Equity method income (loss)	729	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	34,091	0
GB Professional Private Investment Trust 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	8,600	0
Equity method income (loss)	0	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	8,600	0
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	21,408	0
Equity method income (loss)	(648)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	20,760	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,180	28,076
Investment and Dividend	(9,972)	(13,467)
Equity method income (loss)	653	(429)
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,861	14,180
SHBNPP Private Multi Strategy Professional Feeder No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,014	0
Investment and Dividend	(5,049)	5,000
Equity method income (loss)	35	14
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	5,014
Shinhan-Stonebridge Petro PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,487	17,841
Investment and Dividend	0	(2)
Equity method income (loss)	714	648
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	19,201	18,487
BNP Paribas Cardif General Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,584	0
Investment and Dividend	2,750	0
Equity method income (loss)	(910)	0
Change in other comprehensive income	5	0
Impairment loss	0	0
Investments in associates	4,429	0
Axis Global Growth New Technology Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,000	0
Equity method income (loss)	(47)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,953	0
Polaris No7 Start up and Venture Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,400	0
Equity method income (loss)	(41)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	4,359	0
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	17,500	0
Equity method income (loss)	(3)	0
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	17,497	0
UAMCO., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	125,822
Investment and Dividend	0	(128,827)
Equity method income (loss)	0	2,882
Change in other comprehensive income	0	123
Impairment loss	0	0
Investments in associates	0	0
SHC-IMM New Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	3,175
Investment and Dividend	0	(1,189)
Equity method income (loss)	0	309
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	2,295
SHC-EN Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	4,312
Investment and Dividend	0	(4,942)
Equity method income (loss)	0	630
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Albatross Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	3,341
Investment and Dividend	0	(727)
Equity method income (loss)	0	347
Change in other comprehensive income	0	(1,389)
Impairment loss	0	0
Investments in associates	0	1,572
BNH-CJ Bio Healthcare Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	9,095
Investment and Dividend	0	(12,892)
Equity method income (loss)	0	3,797
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	0
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	28,010
Investment and Dividend	0	(28,631)
Equity method income (loss)	0	1,085
Change in other comprehensive income	0	0
Impairment loss	0	0
Investments in associates	0	464
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		22,609
Investment and Dividend		17,008
Equity method income (loss)		135
Change in other comprehensive income		(3,656)
Impairment loss		0
Investments in associates		₩ 36,096
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	33,394
Investment and Dividend	21,820
Equity method income (loss)	4,036
Change in other comprehensive income	(45)
Impairment loss	(144)
Investments in associates	₩ 59,061